NOTES PAYABLE (Details Narrative) - USD ($)				12 Months Ended
	Dec. 23, 2021	Dec. 15, 2020	Jul. 15, 2020	Mar. 31, 2023	Mar. 31, 2022	Nov. 04, 2022	Jan. 01, 2016
Short-Term Debt [Line Items]
Interest rate						12.00%	2.00%
Debt discount					$ 9,680,000
Gain on extinguishment of debt				$ 2,383,088
Promissory Note A [Member] | VBF [Member]
Short-Term Debt [Line Items]
Principal of promissory note		$ 3,000,000
Debt payment term		36 months
Interest rate		5.00%
Promissory Note B [Member] | VBF [Member]
Short-Term Debt [Line Items]
Principal of promissory note		$ 2,000,000
Debt payment term		48 months
Interest rate		5.00%
Promissory Notes A and B [Member]
Short-Term Debt [Line Items]
Debt discount	$ 4,500,000
Gain on extinguishment of debt	$ 815,943
Promissory Note [Member] | Williams [Member]
Short-Term Debt [Line Items]
Principal of promissory note			$ 383,604
Debt instrument periodic payment			$ 8,000
Note payable, less current maturities				119,604	215,604
Note payable				$ 96,000	$ 96,000